UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135

Templeton Institutional Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 527-7500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

TIF Foreign Smaller Companies Series
Advisor Class [TFSCX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about TIF Foreign Smaller Companies Series for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$109	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of TIF Foreign Smaller Companies Series (Fund) returned -2.49%. The Fund compares its performance to the MSCI AC World ex-U.S. Small Cap Index-NR, which returned 3.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, real estate and communication services sectors contributed to relative performance for the year.
↑	Geographically, stock selection in Canada and Japan contributed to relative returns.
↑	Asics (Japan), Tsumura (Japan), Johnson Health Tech (Taiwan), OneSpaWorld (Bahamas) and Topcon (Japan).

Top detractors from performance:
↓	Stock selection in the industrial, consumer staples and information technology sectors detracted from relative performance for the year.
↓	Geographically, stock selection and overweights in the Eurozone and Latin America detracted from relative returns.
↓	i-SENS (South Korea), Dexco (Brazil), Hana Microelectronics (South Korea), Sanlorenzo (Italy) and M. Dias Branco (Brazil).
TIF Foreign Smaller Companies Series	PAGE 1	458-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	-2.49	0.90	3.57
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI AC World ex-U.S. Small Cap Index-NR	3.36	4.30	5.66
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit ftinstitutional.com.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$111,846,256
Total Number of Portfolio Holdings*	104
Total Management Fee Paid	$1,485,884
Portfolio Turnover Rate	29.65%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
TIF Foreign Smaller Companies Series	PAGE 2	458-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 321-8563. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
TIF Foreign Smaller Companies Series	PAGE 3	458-ATSR-0225

TIF International Equity Series
Primary Shares [TFEQX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about TIF International Equity Series for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Primary Shares	$96	0.92%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Primary Shares of TIF International Equity Series (Fund) returned 8.40%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 5.53% and 3.82%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the materials, financials and industrials sectors contributed to relative performance for the year. In materials, we continued to favor construction materials firms offering strong economic and secular tailwinds as well as packaging companies and industrial metals firms that, in our analysis, have sound balance sheets, good cost positions and upside exposure to structural demand drivers such as electrification and the green energy transition.

↑
Geographically, stock selection in Japan and the Eurozone contributed to relative returns. We continued to favor Japanese companies that, in our view, benefit from domestic tailwinds such as corporate reforms to boost returns on shareholder equity. The majority of our European holdings are globally focused, with a reach far outside their domestic market.

↑	Sumitomo Mitsui Financial Group (Japan), Hitachi (Japan), Deutsche Telekom (Germany), CRH (Ireland) and Standard Chartered (United Kingdom).

Top detractors from performance:
↓
Stock selection in the consumer discretionary and health care sectors and an overweight and stock selection in the energy sector detracted from relative performance for the year. In health care, we remained focused on fundamentals, including free cash flow generation, cost discipline, earnings growth trajectories, competitive advantages and structural growth drivers.

↓
Geographically, lack of exposure to China and stock selection in the U.K. detracted. We maintained a zero weighting in China and do not believe recent stimulus measures are enough to address longer-term structural issues. Long-term fundamental analysis of individual companies has led us to favor indirect Chinese exposure and other Asian-market equities.

↓	Adecco Group (Switzerland), Kering (France), Samsung Electronics (South Korea), ICON (Ireland) and BP (United Kingdom).
TIF International Equity Series	PAGE 1	454-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Primary Shares 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Primary Shares	8.40	6.12	4.47
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI EAFE Index-NR	3.82	4.73	5.20
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit ftinstitutional.com.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$101,339,074
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$771,803
Portfolio Turnover Rate	30.90%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
TIF International Equity Series	PAGE 2	454-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 321-8563. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
TIF International Equity Series	PAGE 3	454-ATSR-0225

TIF International Equity Series
Service Shares [TFESX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about TIF International Equity Series for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$120	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Service Shares of TIF International Equity Series (Fund) returned 8.21%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 5.53% and 3.82%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the materials, financials and industrials sectors contributed to relative performance for the year. In materials, we continued to favor construction materials firms offering strong economic and secular tailwinds as well as packaging companies and industrial metals firms that, in our analysis, have sound balance sheets, good cost positions and upside exposure to structural demand drivers such as electrification and the green energy transition.

↑
Geographically, stock selection in Japan and the Eurozone contributed to relative returns. We continued to favor Japanese companies that, in our view, benefit from domestic tailwinds such as corporate reforms to boost returns on shareholder equity. The majority of our European holdings are globally focused, with a reach far outside their domestic market.

↑	Sumitomo Mitsui Financial Group (Japan), Hitachi (Japan), Deutsche Telekom (Germany), CRH (Ireland) and Standard Chartered (United Kingdom).

Top detractors from performance:
↓
Stock selection in the consumer discretionary and health care sectors and an overweight and stock selection in the energy sector detracted from relative performance for the year. In health care, we remained focused on fundamentals, including free cash flow generation, cost discipline, earnings growth trajectories, competitive advantages and structural growth drivers.

↓
Geographically, lack of exposure to China and stock selection in the U.K. detracted. We maintained a zero weighting in China and do not believe recent stimulus measures are enough to address longer-term structural issues. Long-term fundamental analysis of individual companies has led us to favor indirect Chinese exposure and other Asian-market equities.

↓	Adecco Group (Switzerland), Kering (France), Samsung Electronics (South Korea), ICON (Ireland) and BP (United Kingdom).
TIF International Equity Series	PAGE 1	444-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Service Shares 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Service Shares	8.21	6.00	4.33
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI EAFE Index-NR	3.82	4.73	5.20
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit ftinstitutional.com.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$101,339,074
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$771,803
Portfolio Turnover Rate	30.90%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
TIF International Equity Series	PAGE 2	444-ATSR-0225

HOW HAS THE FUND CHANGED?
The net expense ratio increased during the period primarily due to an increase in transfer agency fees.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 321-8563 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 321-8563. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
TIF International Equity Series	PAGE 3	444-ATSR-0225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates and David W. Niemiec possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ann Torre Bates and David W. Niemiec as the Audit Committee’s financial experts. Ann Torre Bates and David W. Niemiec are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $82,442 in December 31, 2023 and $85,081 in December 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $3,000 in December 31, 2023 and $0 in December 31, 2024. The services for which these fees were paid included attestation services.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in December 31, 2023 and $21,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditor to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the Reporting Periods were $118,626 in December 31, 2023 and $182,840 in December 31, 2024.

(h) Yes. The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Institutional Funds
Financial Statements and Other Important Information
Annual | December 31, 2024
Foreign Smaller Companies Series
International Equity Series

Table of Contents
ftinstitutional.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 13
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 30
Tax Information 31
Changes In and Disagreements with Accountants 32
Results of Meeting(s) of Shareholders 32
Remuneration Paid to Directors, Officers and Others 32
Board Approval of Management and Subadvisory Agreements 32

Templeton Institutional Funds
Financial Highlights
Foreign Smaller Companies Series
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.67 $16.35 $21.80 $23.03 $21.40
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.26 0.31 0.28 0.17
Net realized and unrealized gains (losses) ........... (0.72) 2.30 (5.38) 2.07 1.74
Total from investment operations .................... (0.44) 2.56 (5.07) 2.35 1.91
Less distributions from:
Net investment income .......................... (0.63) (0.24) (0.32) (0.28) (0.22)
Net realized gains ............................. (1.66) — (0.06) (3.30) (0.06)
Total distributions ............................... (2.29) (0.24) (0.38) (3.58) (0.28)
Net asset value, end of year ....................... $15.94 $18.67 $16.35 $21.80 $23.03
Total return .................................... (2.49)% 15.75% (23.19)% 10.72% 8.95%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.10% 1.09% 1.02% 1.04% 1.04%
Expenses net of waiver and payments by affiliates ....... 1.10%
c
1.09%
c
1.02%
c
1.04%
c
1.03%
Net investment income ........................... 1.50% 1.49% 1.76% 1.13% 0.87%
Supplemental data
Net assets , end of year (000’s) ..................... $111,846 $191,256 $353,380 $739,717 $725,098
Portfolio turnover rate ............................ 29.65% 36.62% 16.54% 31.09% 34.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Institutional Funds
Schedule of Investments, December 31, 2024
Foreign Smaller Companies Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 93.9%
Austria 1.1%
a
DO & CO AG ................... Commercial Services & Supplies 6,620 $ 1,234,319
Bahamas 2.0%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 112,553 2,239,805
Belgium 1.7%
Barco NV ...................... Electronic Equipment, Instruments &
Components 85,541 925,398
b
Kinepolis Group NV .............. Entertainment 24,827 1,013,426
1,938,824
Brazil 2.7%
Arcos Dorados Holdings, Inc. , A ..... Hotels, Restaurants & Leisure 102,404 745,501
Camil Alimentos SA ............... Food Products 729,300 691,230
Dexco SA ...................... Paper & Forest Products 1,195,100 1,150,168
M Dias Branco SA ................ Food Products 145,600 472,759
3,059,658
Canada 2.6%
b
Canaccord Genuity Group, Inc. ...... Capital Markets 207,800 1,461,517
Computer Modelling Group Ltd. ...... Software 199,904 1,481,080
2,942,597
China 1.6%
c
JNBY Design Ltd. , Reg S .......... Textiles, Apparel & Luxury Goods 350,500 789,021
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 1,309,663 942,862
1,731,883
Denmark 0.6%
Matas A/S ...................... Specialty Retail 34,090 641,815
Finland 1.9%
Fiskars OYJ Abp ................. Household Durables 42,496 657,651
Huhtamaki OYJ .................. Containers & Packaging 42,566 1,507,761
2,165,412
France 0.6%
Kaufman & Broad SA ............. Household Durables 20,607 697,668
Germany 4.6%
Duerr AG ...................... Machinery 24,662 547,123
Gerresheimer AG ................ Life Sciences Tools & Services 9,924 730,591
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 41,022 959,314
a,c
Montana Aerospace AG , 144A , Reg S . Aerospace & Defense 57,096 901,718
Rational AG .................... Machinery 1,691 1,448,355
Stabilus SE ..................... Machinery 17,181 539,821
5,126,922
Greece 0.7%
JUMBO SA ..................... Specialty Retail 30,596 808,782
Hong Kong 3.3%
Techtronic Industries Co. Ltd. ....... Machinery 148,000 1,945,601
VTech Holdings Ltd. .............. Communications Equipment 254,300 1,724,286
3,669,887
India 1.3%
Exide Industries Ltd. .............. Automobile Components 291,724 1,416,709

Templeton Institutional Funds
Schedule of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Indonesia 0.6%
Industri Jamu Dan Farmasi Sido Muncul
Tbk. PT ...................... Personal Care Products 17,554,500 $ 643,501
Israel 1.3%
a
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 51,266 1,507,447
Italy 9.3%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 13,982 1,527,384
b,c
Carel Industries SpA , 144A , Reg S ... Building Products 29,145 559,720
c
Cromwell European Real Estate
Investment Trust , Reg S .......... Diversified REITs 479,100 783,439
Intercos SpA .................... Personal Care Products 89,223 1,280,501
Interpump Group SpA ............. Machinery 39,696 1,760,509
LU-VE SpA ..................... Building Products 22,941 659,435
Sanlorenzo SpA ................. Leisure Products 49,354 1,661,651
c
Technogym SpA , 144A , Reg S ...... Leisure Products 200,810 2,180,324
10,412,963
Japan 18.7%
Anicom Holdings, Inc. ............. Insurance 121,000 491,834
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 100,300 1,956,631
Bunka Shutter Co. Ltd. ............ Building Products 63,200 772,001
CKD Corp. ..................... Machinery 74,700 1,197,126
Glory Ltd. ...................... Machinery 37,500 613,163
Idec Corp. ...................... Electrical Equipment 43,100 674,972
IDOM, Inc. ..................... Specialty Retail 145,600 1,036,129
Kaneka Corp. ................... Chemicals 56,100 1,330,729
MEITEC Group Holdings, Inc. ....... Professional Services 96,800 1,815,367
Morinaga & Co. Ltd. .............. Food Products 34,200 589,928
Nichiha Corp. ................... Building Products 69,200 1,278,402
Nissei ASB Machine Co. Ltd. ........ Machinery 43,200 1,382,383
Qol Holdings Co. Ltd. ............. Consumer Staples Distribution & Retail 64,900 604,205
Roland Corp. ................... Leisure Products 37,100 917,568
Sato Holdings Corp. .............. Commercial Services & Supplies 44,200 612,701
Shima Seiki Manufacturing Ltd. ...... Machinery 97,400 643,281
TechnoPro Holdings, Inc. .......... Professional Services 78,300 1,464,041
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 80,500 1,435,153
Tsumura & Co. .................. Pharmaceuticals 70,800 2,106,311
20,921,925
Mexico 0.4%
a,c
Grupo Traxion SAB de CV , A , 144A ,
Reg S ....................... Ground Transportation 441,143 402,616
New Zealand 1.4%
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 216,203 1,587,457
Norway 1.4%
TGS ASA ...................... Energy Equipment & Services 151,349 1,516,461
Philippines 2.7%
Century Pacific Food, Inc. .......... Food Products 2,332,900 1,690,269
Puregold Price Club, Inc. ........... Consumer Staples Distribution & Retail 2,514,700 1,341,144
3,031,413
Portugal 0.7%
b
Corticeira Amorim SGPS SA ........ Containers & Packaging 87,951 732,011

Templeton Institutional Funds
Schedule of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Singapore 1.0%
Digital Core REIT Management Pte. Ltd. Specialized REITs 1,973,200 $ 1,145,374
South Korea 3.3%
a
AMOREPACIFIC Group ........... Personal Care Products 45,608 640,213
BNK Financial Group, Inc. .......... Banks 135,309 945,231
DGB Financial Group, Inc. .......... Banks 140,359 775,420
a
i-SENS, Inc. .................... Health Care Equipment & Supplies 73,179 753,368
a
NongShim Co. Ltd. ............... Food Products 2,224 562,077
3,676,309
Sweden 2.8%
c
Dometic Group AB , 144A .......... Automobile Components 140,237 657,282
Electrolux Professional AB , B ....... Machinery 171,129 1,059,517
a,d
Karnov Group AB ................ Interactive Media & Services 15,751 117,146
c
Thule Group AB , 144A , Reg S ....... Leisure Products 43,624 1,342,454
3,176,399
Switzerland 4.6%
Bucher Industries AG ............. Machinery 3,813 1,371,937
Logitech International SA .......... Technology Hardware, Storage & Peripherals 7,363 606,343
c
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 11,113 1,305,323
Siegfried Holding AG .............. Life Sciences Tools & Services 1,718 1,868,758
5,152,361
Taiwan 6.8%
Giant Manufacturing Co. Ltd. ........ Leisure Products 104,482 450,222
Johnson Health Tech Co. Ltd. ....... Leisure Products 271,000 1,523,172
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 261,000 883,744
Merida Industry Co. Ltd. ........... Leisure Products 136,000 625,226
Nien Made Enterprise Co. Ltd. ...... Household Durables 64,000 714,448
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 341,000 789,338
Shin Zu Shing Co. Ltd. ............ Machinery 173,000 1,104,916
Topkey Corp. ................... Leisure Products 106,000 660,510
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 143,000 859,186
7,610,762
Thailand 1.9%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 803,700 578,453
Major Cineplex Group PCL ......... Entertainment 2,400,800 1,035,101
Mega Lifesciences PCL ............ Pharmaceuticals 510,200 497,063
TOA Paint Thailand PCL ........... Chemicals 127,700 56,181
2,166,798
United Kingdom 10.7%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 814,404 962,457
Fevertree Drinks plc .............. Beverages 105,585 887,967
Greggs plc ..................... Hotels, Restaurants & Leisure 41,774 1,456,991
Johnson Service Group plc ......... Commercial Services & Supplies 412,128 699,619
Man Group plc .................. Capital Markets 688,590 1,837,522
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 32,617 879,956
Pagegroup plc .................. Professional Services 282,881 1,213,761
Rathbones Group plc ............. Capital Markets 65,981 1,367,969
Savills plc ...................... Real Estate Management & Development 75,381 977,668
Warpaint London plc .............. Personal Care Products 96,750 629,831

Templeton Institutional Funds
Schedule of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 29 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
a,c
Watches of Switzerland Group plc , 144A Specialty Retail 143,315 $ 999,994
11,913,735
United States 1.6%
Axis Capital Holdings Ltd. .......... Insurance 7,651 678,032
a,b
IMAX Corp. ..................... Entertainment 42,004 1,075,302
1,753,334
Total Common Stocks (Cost $ 78,839,896 ) ......................................
105,025,147
Short Term Investments 1.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.9%
United States 0.9%
e
FHLB , 4.2%, 1/02/25 .............. 1,000,000 999,767
Total U.S. Government and Agency Securities (Cost $ 999,887 ) ....................
999,767
Shares
f
Investments from Cash Collateral Received for Loaned
Securities 0.2%
Money Market Funds 0.2%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio , 4.183% ......... 218,982 218,982
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 218,982 ) ...................................................................
218,982
a a a a a
Total Short Term Investments (Cost $ 1,218,869 ) .................................
1,218,749
a a a
Total Investments (Cost $ 80,058,765 ) 95.0% ....................................
$106,243,896
Other Assets, less Liabilities 5.0% .............................................
5,602,360
Net Assets 100.0% ...........................................................
$111,846,256
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2024. See Note 1(e).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $9,921,891, representing 8.9% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
The rate shown represents the yield at period end.
f
See Note 1(e) regarding securities on loan.
g
See Note 3(d) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Financial Highlights
International Equity Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Primary Shares
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.91 $10.19 $11.96 $15.22 $15.54
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.49
c
0.26 0.26 1.03
d
Net realized and unrealized gains (losses) ........... 0.67 1.77 (1.40) 0.55 (0.32)
Total from investment operations .................... 0.91 2.26 (1.14) 0.81 0.71
Less distributions from:
Net investment income .......................... (0.30) (0.90) (0.10) (1.46) (0.67)
Net realized gains ............................. (1.31) (0.64) (0.53) (2.61) (0.36)
Total distributions ............................... (1.61) (1.54) (0.63) (4.07) (1.03)
Net asset value, end of year ....................... $10.21 $10.91 $10.19 $11.96 $15.22
Total return .................................... 8.40% 22.84% (9.23)% 5.75% 5.30%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 0.92% 0.87% 0.94% 0.87%
Expenses net of waiver and payments by affiliates ....... 0.92% 0.88% 0.83% 0.91% 0.84%
Net investment income ........................... 2.02% 4.31%
c
2.35% 1.64% 7.51%
d
Supplemental data
Net assets , end of year (000’s) ..................... $101,210 $127,735 $196,051 $386,291 $447,139
Portfolio turnover rate ............................ 30.90% 18.18%
e
46.42% 44.73% 89.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.34%.
d
Net investment income per share includes approximately $0.77 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.86% and total return would have been (0.03)%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for prior year information.

Templeton Institutional Funds
Financial Highlights
International Equity Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Service Shares
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.23 $10.45 $12.24 $15.48 $15.79
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.49
c
0.20 0.24 1.17
d
Net realized and unrealized gains (losses) ........... 0.69 1.84 (1.38) 0.58 (0.47)
Total from investment operations .................... 0.91 2.33 (1.18) 0.82 0.70
Less distributions from:
Net investment income .......................... (0.28) (0.91) (0.08) (1.45) (0.65)
Net realized gains ............................. (1.31) (0.64) (0.53) (2.61) (0.36)
Total distributions ............................... (1.59) (1.55) (0.61) (4.06) (1.01)
Net asset value, end of year ....................... $10.55 $11.23 $10.45 $12.24 $15.48
Total return .................................... 8.21% 22.68% (9.29)% 5.69% 5.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.19% 0.86% 1.01% 1.04% 1.01%
Expenses net of waiver and payments by affiliates ....... 1.15% 0.82% 0.97% 1.00% 0.98%
Net investment income ........................... 1.82% 4.26%
c
1.71% 1.52% 8.42%
d
Supplemental data
Net assets , end of year (000’s) ..................... $129 $136 $123 $521 $448
Portfolio turnover rate ............................ 30.90% 18.18%
e
46.42% 44.73% 89.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.29%.
d
Net investment income per share includes approximately $0.78 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.77% and total return would have been (0.14)%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for prior year information.

Templeton Institutional Funds
Schedule of Investments, December 31, 2024
International Equity Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 94.8%
Canada 5.1%
Manulife Financial Corp. ........... Insurance 71,700 $ 2,202,700
Royal Bank of Canada ............ Banks 24,800 2,990,251
5,192,951
Chile 1.5%
Antofagasta plc .................. Metals & Mining 75,601 1,497,618
China 1.1%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 5,586 1,161,050
Denmark 1.2%
a,b
Orsted A/S , 144A , Reg S ........... Independent Power and Renewable Electricity
Producers 26,634 1,202,625
France 8.4%
Cie de Saint-Gobain SA ........... Building Products 21,154 1,879,780
Danone SA ..................... Food Products 22,021 1,488,174
Kering SA ...................... Textiles, Apparel & Luxury Goods 4,452 1,099,624
TotalEnergies SE ................ Oil, Gas & Consumable Fuels 41,877 2,333,172
Veolia Environnement SA .......... Multi-Utilities 60,699 1,703,064
8,503,814
Germany 12.7%
Daimler Truck Holding AG .......... Machinery 34,503 1,321,537
Deutsche Boerse AG .............. Capital Markets 7,997 1,842,160
Deutsche Telekom AG ............. Diversified Telecommunication Services 150,332 4,504,413
Fresenius Medical Care AG ......... Health Care Providers & Services 25,264 1,150,290
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 53,451 1,744,734
SAP SE ....................... Software 9,277 2,281,903
12,845,037
Hungary 0.9%
Richter Gedeon Nyrt. ............. Pharmaceuticals 37,000 969,184
India 1.2%
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 89,606 1,269,055
Japan 12.6%
Ebara Corp. .................... Machinery 125,700 1,928,567
Hitachi Ltd. ..................... Industrial Conglomerates 49,410 1,210,054
Honda Motor Co. Ltd. ............. Automobiles 223,428 2,127,215
KDDI Corp. ..................... Wireless Telecommunication Services 42,041 1,339,031
Mitsubishi Electric Corp. ........... Electrical Equipment 130,458 2,202,881
Sumitomo Mitsui Financial Group, Inc. . Banks 141,458 3,395,027
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 3,762 565,502
12,768,277
Netherlands 3.1%
ING Groep NV .................. Banks 133,738 2,095,887
SBM Offshore NV ................ Energy Equipment & Services 58,381 1,028,091
3,123,978
Norway 1.2%
Norsk Hydro ASA ................ Metals & Mining 223,861 1,231,388
South Korea 2.8%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 43,972 1,569,221

Templeton Institutional Funds
Schedule of Investments
International Equity Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Shinhan Financial Group Co. Ltd. .... Banks 37,877 $ 1,228,231
2,797,452
Sweden 1.8%
Securitas AB , B .................. Commercial Services & Supplies 144,325 1,784,427
Switzerland 0.9%
Adecco Group AG ................ Professional Services 35,645 880,529
Taiwan 3.5%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 108,298 3,519,691
United Kingdom 15.4%
AstraZeneca plc ................. Pharmaceuticals 19,762 2,576,563
BAE Systems plc ................ Aerospace & Defense 91,716 1,315,692
Barratt Redrow plc ............... Household Durables 255,490 1,400,567
HSBC Holdings plc ............... Banks 122,122 1,199,617
JD Sports Fashion plc ............. Specialty Retail 1,093,030 1,306,440
Lloyds Banking Group plc .......... Banks 2,316,380 1,581,922
Smith & Nephew plc .............. Health Care Equipment & Supplies 144,719 1,793,419
Standard Chartered plc ............ Banks 217,312 2,675,373
Unilever plc ..................... Personal Care Products 31,885 1,811,726
15,661,319
United States 21.4%
BP plc ......................... Oil, Gas & Consumable Fuels 570,000 2,817,493
CNH Industrial NV ................ Machinery 172,588 1,955,422
CRH plc ....................... Construction Materials 32,589 3,016,771
GFL Environmental, Inc. ........... Commercial Services & Supplies 33,256 1,481,222
a
ICON plc ....................... Life Sciences Tools & Services 5,823 1,221,141
Sanofi SA ...................... Pharmaceuticals 31,549 3,066,903
Shell plc ....................... Oil, Gas & Consumable Fuels 104,022 3,242,470
Smurfit WestRock plc ............. Containers & Packaging 45,577 2,458,504
Swiss Re AG .................... Insurance 16,703 2,419,172
21,679,098
Total Common Stocks (Cost $ 71,676,076 ) ......................................
96,087,493
a a a a a
Escrows and Litigation Trusts 0.0%
a,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 71,676,076 ) ................................
96,087,493

Templeton Institutional Funds
Schedule of Investments
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 4.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.2%
United States 4.2%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio , 4.183% ......... 4,241,876 $ 4,241,876
Total Money Market Funds (Cost $ 4,241,876 ) ...................................
4,241,876
a a a a a
Total Short Term Investments (Cost $ 4,241,876 ) .................................
4,241,876
a a a
Total Investments (Cost $ 75,917,952 ) 99.0% ....................................
$100,329,369
Other Assets, less Liabilities 1.0% .............................................
1,009,705
Net Assets 100.0% ...........................................................
$101,339,074
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the value of this security was $1,202,625, representing 1.2% of net assets.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Schedule of Investments
International Equity Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(d).
See Note 6 regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 20 $ 2,267,500 3/21/25 $ (73,233)
Total Futures Contracts ...................................................................... $(73,233)
*
As of period end.

Templeton Institutional Funds
Financial Statements
Statements of Assets and Liabilities
December 31, 2024
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

Foreign Smaller
Companies
Series
International
Equity Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $79,839,783 $71,676,076
Cost - Non-controlled affiliates (Note 3 d ) ....................................... 218,982 4,241,876
Value - Unaffiliated issuers (Includes securities loaned of $2,855,495 and $—, respectively) $106,024,914 $96,087,493
Value - Non-controlled affiliates (Note 3 d ) ...................................... 218,982 4,241,876
Cash ................................................................... 5,337,981 1,300
Foreign currency, at value (cost $22 and $79, respectively) ........................... 22 79
Receivables:
Investment securities sold .................................................. 180,326 —
Capital shares sold ....................................................... 13,867 175,618
Dividends .............................................................. 327,740 3,185,531
European Union tax reclaims (Note 1 f ) ........................................ 207,475 182,814
Deposits with brokers for:
Futures contracts ....................................................... — 79,817
Total assets ......................................................... 112,311,307 103,954,528
Liabilities:
Payables:
Investment securities purchased ............................................. 1,921 —
Capital shares redeemed .................................................. 25,513 17,188
Management fees ........................................................ 91,134 198
Custodian fees .......................................................... 42,977 15,641
Transfer agent fees ....................................................... 5,116 5,202
Professional fees ........................................................ 53,778 65,241
Trustees' fees and expenses ................................................ 355 13
IRS closing agreement payments for European Union tax reclaims (Note 1 f ) ............ — 2,483,272
Variation margin on futures contracts .......................................... — 2,146
Payable upon return of securities loaned (Note 1 e ) ................................. 218,982 —
Accrued expenses and other liabilities .......................................... 25,275 26,553
Total liabilities ........................................................ 465,051 2,615,454
Net assets, at value ................................................ $111,846,256 $101,339,074
Net assets consist of:
Paid-in capital ............................................................ $88,656,800 $77,326,504
Total distributable earnings (losses) ............................................ 23,189,456 24,012,570
Net assets, at value ................................................ $111,846,256 $101,339,074
Shares outstanding ........................................................ 7,016,787
Net asset value per share
a
................................................... $15.94
International
Equity Series
Primary Shares:
Net assets, at value ....................................................................... $101,209,868
Shares outstanding ........................................................................ 9,915,818
Net asset value per share
a
.................................................................. $10.21
Service Shares:
Net assets, at value ....................................................................... $129,206
Shares outstanding ........................................................................ 12,249
Net asset value per share
a
.................................................................. $10.55
a
Net asset value per share may not recalculate due to rounding.

Templeton Institutional Funds
Financial Statements
Statements of Operations
for the year ended December 31, 2024
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller
Companies
Series
International
Equity Series
Investment income:
Dividends: (net of foreign taxes of $329,143 and $181,981, respectively)
Unaffiliated issuers ....................................................... $3,967,900 $3,090,752
Non-controlled affiliates (Note 3 d ) ............................................ — 136,221
Interest:
Unaffiliated issuers ....................................................... 23,495 3,482
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 11,876 (9,585)
Non-controlled affiliates (Note 3 d ) ............................................ 43,009 15,553
Other income (Note 1 f ) ...................................................... 21,437 4,330
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 f ) ......... — (126,249)
Total investment income .................................................. 4,067,717 3,114,504
Expenses:
Management fees (Note 3 a ) .................................................. 1,488,368 819,559
Transfer agent fees: (Note 3c )
Primary Shares ......................................................... — 28,775
Service Shares ......................................................... — 150
Transfer agent fees (Note 3 c ) ................................................. 32,791 —
Sub-transfer agent fees: (Note 3c )
Service Shares ......................................................... — 218
Custodian fees ........................................................... 23,369 8,516
Reports to shareholders fees ................................................. — 6,229
Registration and filing fees ................................................... 40,199 63,463
Professional fees .......................................................... 91,401 117,541
Trustees' fees and expenses ................................................. 20,938 14,175
Other ................................................................... 28,805 (35,471)
Total expenses ........................................................ 1,725,871 1,023,155
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................. (2,484) (47,756)
Net expenses ........................................................ 1,723,387 975,399
Net investment income ............................................... 2,344,330 2,139,105
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $– and $2,974, respectively)
Unaffiliated issuers ..................................................... 22,814,836 15,757,177
Foreign currency transactions ............................................... (96,749) (8,280)
Futures contracts ........................................................ — 98,343
Net realized gain (loss) ................................................. 22,718,087 15,847,240
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (25,779,110) (9,440,786)
Translation of other assets and liabilities denominated in foreign currencies ............. (23,261) (219,606)
Futures contracts ........................................................ — (154,390)
Net change in unrealized appreciation (depreciation) ........................... (25,802,371) (9,814,782)
Net realized and unrealized gain (loss) ........................................... (3,084,284) 6,032,458
Net increase (decrease) in net assets resulting from operations ......................... $(739,954) $8,171,563

Templeton Institutional Funds
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

Foreign Smaller Companies Series International Equity Series
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,344,330 $3,334,550 $2,139,105 $7,668,743
Net realized gain (loss) ............ 22,718,087 24,618,226 15,847,240 20,108,897
Net change in unrealized appreciation
(depreciation) ................. (25,802,371) 10,379,894 (9,814,782) 4,156,901
Net increase (decrease) in net
assets resulting from operations . (739,954) 38,332,670 8,171,563 31,934,541
Distributions to shareholders:
Primary Shares .................. — — (13,938,011) (17,093,312)
Service Shares .................. — — (19,030) (18,325)
Distributions to shareholders ......... (14,138,493) (2,478,019) — —
Total distributions to shareholders ..... (14,138,493) (2,478,019) (13,957,041) (17,111,637)
Capital share transactions: (Note 2 )
Primary Shares .................. — — (20,748,019) (83,129,418)
Service Shares .................. — — 1,583 3,731
Capital share transactions (Note 2 ) ..... (64,531,610) (197,978,448) — —
Total capital share transactions ....... (64,531,610) (197,978,448) (20,746,436) (83,125,687)
Net increase (decrease) in net
assets ..................... (79,410,057) (162,123,797) (26,531,914) (68,302,783)
Net assets:
Beginning of year .................. 191,256,313 353,380,110 127,870,988 196,173,771
End of year ...................... $111,846,256 $191,256,313 $101,339,074 $127,870,988

Templeton Institutional Funds
Notes to Financial Statements

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1. Organization and Significant Accounting Policies
Templeton Institutional Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946)
and apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. International
Equity Series offers Primary and Service Shares. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

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Notes to Financial Statements

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Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between
the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
See Note 6 regarding other derivative information.
e. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. Additionally, at
December 31, 2024, Foreign Smaller Companies Series
held $2,750,623 in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Fund's custodian. The
Fund cannot repledge or resell these securities held as
collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default by
a third party borrower. At December 31, 2024, International
Equity Series had no securities on loan.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders. The Funds
determined to enter into a closing agreement with the IRS
and recorded estimated payments as a reduction to income,
as reflected in the Statements of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2024, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Foreign Smaller Companies
Series
Shares Amount
Advisor Class
Year ended December 31, 2024
Shares sold ................................... 916,450 $16,451,068
Shares issued in reinvestment of distributions .......... 855,958 13,996,485
Shares redeemed ............................... (4,997,817) (94,979,163)
Net increase (decrease) .......................... (3,225,409) $(64,531,610)
Year ended December 31, 2023
Shares sold ................................... 774,913 $13,498,672
Shares issued in reinvestment of distributions .......... 139,219 2,434,410
Shares redeemed ............................... (12,288,620) (213,911,530)
Net increase (decrease) .......................... (11,374,488) $(197,978,448)
International Equity Series
Shares Amount
Primary Shares
Primary Shares:
Year ended December 31, 2024
Shares sold ................................... 1,526,338 $18,049,589
Shares issued in reinvestment of distributions .......... 1,322,254 13,421,021
Shares redeemed ............................... (4,639,729) (52,218,629)
Net increase (decrease) .......................... (1,791,137) $(20,748,019)
Year ended December 31, 2023
Shares sold ................................... 1,390,671 $15,553,199
Shares issued in reinvestment of distributions .......... 1,536,843 16,457,252
Shares redeemed in-kind (Note 9 ) ................... (5,437,954) (59,545,598)
Shares redeemed ............................... (5,026,589) (55,594,271)
Net increase (decrease) .......................... (7,537,029) $(83,129,418)
Service Shares
Service Shares:
Year ended December 31, 2024
Shares sold ................................... 123 $1,479
Shares issued in reinvestment of distributions .......... 1,814 19,030
Shares redeemed ............................... (1,766) (18,926)
Net increase (decrease) .......................... 171 $1,583
Year ended December 31, 2023
Shares sold ................................... 114 $1,319
Shares issued in reinvestment of distributions .......... 1,667 18,324
Shares redeemed ............................... (1,448) (15,912)
Net increase (decrease) .......................... 333 $3,731

Templeton Institutional Funds
Notes to Financial Statements

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Foreign Smaller Companies Series pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
International Equity Series pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to Foreign Smaller Companies
Series. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.950% Up to and including $500 million
0.930% Over $500 million, up to and including $1 billion
0.910% Over $1 billion, up to and including $5 billion
0.890% Over $5 billion, up to and including $10 billion
0.870% Over $10 billion, up to and including $15 billion
0.850% In excess of $15 billion
Annualized Fee Rate Net Assets
0.775% Up to and including $500 million
0.755% Over $500 million, up to and including $1 billion
0.735% Over $1 billion, up to and including $5 billion
0.715% Over $5 billion, up to and including $10 billion
0.695% Over $10 billion, up to and including $15 billion
0.675% In excess of $15 billion
Foreign Smaller
Companies
Series
International
Equity Series
Gross effective investment management fee rate ........ 0.950% 0.775%

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Notes to Financial Statements

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b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Funds. The fee is paid by TIC based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
For the year ended December 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
International Equity Series' Service shares may pay up to 0.15% of average daily net assets for sub-transfer agency fees as noted in the Statements of Operations.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended December 31, 2024, investments in affiliated management investment companies were as follows:
Foreign Smaller
Companies
Series
International
Equity Series
Transfer agent fees ........................ $31,199 $26,605
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $525,321 $16,014,817 $(16,321,156) $— $— $218,982 218,982 $43,009
Total Affiliated Securities ... $525,321 $16,014,817 $(16,321,156) $— $— $218,982 $43,009
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements

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e. Waiver and Expense Reimbursements
TIC has contractually agreed in advance to limit the investment management fees for International Equity Series to 0.74%
of the average daily net assets of the Fund until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended December 31, 2024, the utilized capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2024, the deferred losses were as follows:
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $2,548,785 $38,093,597 $(36,400,506) $— $— $4,241,876 4,241,876 $136,221
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $221,250 $8,049,414 $(8,270,664) $— $— $— — $15,553
Total Affiliated Securities ... $2,770,035 $46,143,011 $(44,671,170) $— $— $4,241,876 $151,774
Foreign Smaller
Companies
Series
International
Equity Series
Capital loss utilized carryforwards .... $9,900,242 $—
Foreign Smaller
Companies Series
International
Equity Series
Late-year ordinary loss ...........................
$69,836 $29,422
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
At December 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares and derivative financial instruments.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, were as follows:
Foreign Smaller Companies Series International Equity Series
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $4,006,587 $2,478,019 $3,488,464 $12,062,977
Long term capital gain .................... 10,131,906 — 10,468,577 5,048,660
$14,138,493 $2,478,019 $13,957,041 $17,111,637
Foreign Smaller
Companies
Series
International
Equity Series
a a a
Cost of investments ....................... $83,181,874 $77,047,673
Unrealized appreciation ..................... $33,884,959 $27,427,133
Unrealized depreciation ..................... (10,822,937) (4,218,670)
Net unrealized appreciation (depreciation) ....... $23,062,022 $23,208,463
Distributable earnings:
Undistributed long term capital gains ........... — 1,191,156
Total distributable earnings .................. $— $1,191,156
Foreign Smaller
Companies
Series
International
Equity Series
Purchases .............................. $44,150,882 $31,338,012
Sales .................................. $119,069,997 $64,174,310
4. Income Taxes
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
At December 31, 2024, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Other Derivative Information
At December 31, 2024, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended December 31, 2024 , the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended December 31, 2024, the average month end notional amount of futures contracts represented $2,338,208.
See Note 1(d) regarding derivative financial instruments.
Foreign Smaller
Companies
Series
International
Equity Series
Securities lending transactions
a
:
Equity investments
b
........................ $218,982 $—
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
International Equity Series
Equity contracts ...........
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 73,233
a
Total .................... $— $73,233
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
International Equity Series
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Futures contracts $98,343 Futures contracts $(154,390)
Total ....................... $98,343 $(154,390)
5. Investment Transactions
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2024, the
Funds did not use the Global Credit Facility.
9. Redemption In-Kind
During the year ended December 31, 2023, International Equity Series realized $8,468,998 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Austria ............................... $ 1,234,319 $ — $ — $ 1,234,319
Bahamas ............................. 2,239,805 — — 2,239,805
Belgium .............................. — 1,938,824 — 1,938,824
Brazil ................................ 745,501 2,314,157 — 3,059,658
Canada .............................. 2,942,597 — — 2,942,597
China ............................... — 1,731,883 — 1,731,883
Denmark ............................. — 641,815 — 641,815
Finland .............................. 657,651 1,507,761 — 2,165,412
France ............................... — 697,668 — 697,668
Germany ............................. — 5,126,922 — 5,126,922
Greece .............................. — 808,782 — 808,782
Hong Kong ........................... — 3,669,887 — 3,669,887
India ................................ — 1,416,709 — 1,416,709
Indonesia ............................ 643,501 — — 643,501
Israel ................................ 1,507,447 — — 1,507,447
Italy ................................. 1,219,155 9,193,808 — 10,412,963
Japan ............................... — 20,921,925 — 20,921,925
Mexico .............................. 402,616 — — 402,616
New Zealand .......................... — 1,587,457 — 1,587,457
Norway .............................. — 1,516,461 — 1,516,461
Philippines ............................ 1,341,144 1,690,269 — 3,031,413
Portugal .............................. — 732,011 — 732,011
Singapore ............................ — 1,145,374 — 1,145,374
South Korea .......................... — 3,676,309 — 3,676,309
Sweden .............................. 1,059,517 2,116,882 — 3,176,399
Switzerland ........................... 1,911,666 3,240,695 — 5,152,361
Taiwan ............................... — 7,610,762 — 7,610,762
Thailand ............................. 1,091,282 1,075,516 — 2,166,798
United Kingdom ........................ 5,606,522 6,307,213 — 11,913,735
United States .......................... 1,753,334 — — 1,753,334
Short Term Investments ................... 218,982 999,767 — 1,218,749
Total Investments in Securities ........... $24,575,039 $81,668,857
a
$— $106,243,896
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Canada .............................. 5,192,951 — — 5,192,951
Chile ................................ — 1,497,618 — 1,497,618
China ............................... 1,161,050 — — 1,161,050
Denmark ............................. — 1,202,625 — 1,202,625
France ............................... — 8,503,814 — 8,503,814
Germany ............................. — 12,845,037 — 12,845,037
Hungary ............................. — 969,184 — 969,184
India ................................ — 1,269,055 — 1,269,055
Japan ............................... — 12,768,277 — 12,768,277
Netherlands ........................... — 3,123,978 — 3,123,978
Norway .............................. — 1,231,388 — 1,231,388
10. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Financial Statements

ftinstitutional.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
International Equity Series (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
South Korea .......................... $ — $ 2,797,452 $ — $ 2,797,452
Sweden .............................. — 1,784,427 — 1,784,427
Switzerland ........................... — 880,529 — 880,529
Taiwan ............................... — 3,519,691 — 3,519,691
United Kingdom ........................ — 15,661,319 — 15,661,319
United States .......................... 4,657,785 17,021,313 — 21,679,098
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 4,241,876 — — 4,241,876
Total Investments in Securities ........... $15,253,662 $85,075,707
c
$— $100,329,369
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $ 73,233 $ — $ — $ 73,233
Total Other Financial Instruments ......... $73,233 $— $— $73,233
a
Includes foreign securities valued at $80,669,090, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $85,075,707, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Financial Statements

ftinstitutional.com
Annual Report
Abbreviations
Selected Portfolio
FHLB Federal Home Loan Banks
REIT Real Estate Investment Trust

TEMPLETON INSTITUTIONAL FUNDS
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Institutional Funds and Shareholders of Foreign Smaller Companies Series and
International Equity Series
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Foreign
Smaller Companies Series and International Equity Series (constituting Templeton Institutional Funds, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31,
2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, private placement agent, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

TEMPLETON INSTITUTIONAL FUNDS
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2024 :
Pursuant to:
Foreign Smaller
Companies Series
International Equity
Series
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $11,608,809 $12,384,670
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $11,809 —
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $2,816,130 $3,128,541
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — $984,540
Section 163(j) Interest Dividends Earned §163(j) $16,837 —
Foreign Smaller
Companies Series
International
Equity Series
Foreign Taxes Paid $270,423 $175,438
Foreign Source Income
Earned $2,375,064 $2,610,529

Templeton Institutional Funds

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

ZTIF-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 28, 2025